UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093


Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, February 3, 2012
-------------------------------------------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $2,924,777 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC       COM              004225108     5428   5026179 SH       DEFINED         5026179
AMICUS THERAPEUTICS INC          COM              03152W109    15525   4513029 SH       DEFINED         4513029
ARQULE INC                       COM              04269E107    13256   2350316 SH       DEFINED         2350316
BCD SEMICONDUCTOR MFG LTD        SPONSORED ADR    055347207     3317    833332 SH       DEFINED          833332
BOINGO WIRELESS INC              COM              09739C102    55395   6441293 SH       DEFINED         6441293
CADENCE PHARMACEUTICALS INC      COM              12738T100     8178   2070286 SH       DEFINED         2070286
CHINA LODGING GROUP LTD          SPONSORED ADR    16949N109      868     61128 SH       DEFINED           61128
CLOVIS ONCOLOGY INC              COM              189464100    48280   3426567 SH       DEFINED         3426567
ECHO GLOBAL LOGISTICS INC        COM              27875T101    39169   2425318 SH       DEFINED         2425318
EXELIXIS INC                     COM              30161Q104    10461   2207000 SH       DEFINED         2207000
FUSION-IO INC                    COM              36112J107   572067  23639135 SH       DEFINED        23639135
GLU MOBILE INC                   COM              379890106    18664   5943793 SH       DEFINED         5943793
GROUPON INC                      COM CL A         399473107  1804157  87453072 SH       DEFINED        87453072
INFINITY PHARMACEUTICALS INC     COM              45665G303     9517   1076592 SH       DEFINED         1076592
INHIBITEX INC                    COM              45719T103    96738   8842612 SH       DEFINED         8842612
INNERWORKINGS INC                COM              45773Y105    66440   7136397 SH       DEFINED         7136397
INTERMUNE INC                    COM              45884X103     5485    435300 SH       DEFINED          435300
LEXICON PHARMACEUTICALS INC      COM              528872104    15062  11676000 SH       DEFINED        11676000
MEMC ELECTR MATLS INC            COM              552715104      213     53981 SH       DEFINED           53981
MOTRICITY INC                    COM              620107102       11     12234 SH       DEFINED           12234
NEKTAR THERAPEUTICS              COM              640268108    10223   1825600 SH       DEFINED         1825600
NEUROMETRIX INC                  COM              641255104      393    314651 SH       DEFINED          314651
RIGEL PHARMACEUTICALS INC        COM              766559603    25588   3243150 SH       DEFINED         3243150
SEATTLE GENETICS INC             COM              812578102     3145    188100 SH       DEFINED          188100
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     5347   2275177 SH       DEFINED         2275177
SILICON IMAGE INC                COM              82705T102      999    212597 SH       DEFINED          212597
SOLTA MED INC                    COM              83438K103     8979   2859577 SH       DEFINED         2859577
SUNESIS PHARMACEUTICALS INC      COM              867328502     6595   5636573 SH       DEFINED         5636573
TARGACEPT INC                    COM              87611R306    25447   4568666 SH       DEFINED         4568666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    16339   2086755 SH       DEFINED         2086755
VONAGE HLDGS CORP                COM              92886T201    28847  11774331 SH       DEFINED        11774331
YM BIOSCIENCES INC               COM              984238105      389    237199 SH       DEFINED          237199
ZHONE TECHNOLOGIES INC           COM              98950P884     4255   4781290 SH       DEFINED         4781290

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